UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating Activities
Net cash provided by operating activities	$ 166,707	$ 124,956
Investing activities
Purchase of vessels, capital improvements and other additions	(179,185)	(4,144)
Additions to newbuildings and vessel purchase deposits	(15,675)	(18,783)
Proceeds/(payments) from sales of vessels and termination of charters	83,333	(519)
Net amounts received from/(paid to) associated companies	1,453	(588)
Proceeds from redemption of available-for-sale debt securities	5,124	0
Proceeds from capital distribution and divestment from equity securities	0	9,608
Collateral deposits paid on swap agreements	(1,058)	(9,300)
Net cash used in investing activities	(106,008)	(23,726)
Financing activities
Repayment of lease obligation liability	(25,377)	(24,238)
Proceeds from issuance of short-term and long-term debt	255,350	252,000
Repayments of short-term and long-term debt	(159,786)	(151,668)
Debt fees paid	(2,066)	(3,573)
Repurchase of bonds	0	(68,146)
Shares issued, net of issuance costs	0	83,428
Cash dividends paid	(53,250)	(35,713)
Net cash provided by financing activities	14,871	52,090
Net change in cash, restricted cash and cash equivalents	75,570	153,320
Cash, restricted cash and cash equivalents at start of the period	153,960	224,398	$ 224,398
Cash, restricted cash and cash equivalents at end of the period	229,530	377,718	153,960
Cash, restricted cash and cash equivalents:
Cash and cash equivalents	223,816	371,852	145,622
Restricted cash	5,714	5,866	8,338
Cash, restricted cash and cash equivalents at end of the period	$ 229,530	$ 377,718	$ 153,960